SUPPLEMENT DATED JULY 17, 2008 TO THE
                              CLASS I PROSPECTUSES
                    OF EACH OF THE FOLLOWING SELIGMAN FUNDS:

             Class I Prospectuses, each dated February 1, 2008, for
                      Seligman Core Fixed Income Fund, Inc.
                 and Seligman TargetHorizon ETF Portfolios, Inc.

               Class I Prospectuses, each dated March 3, 2008, for Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

                Class I Prospectuses, each dated May 1, 2008, for
        Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information
        Fund, Inc., Seligman Growth Fund, Inc., Seligman High-Yield Fund,
          Seligman Income and Growth Fund, Inc., Seligman LaSalle Real
          Estate Fund Series, Inc. and Seligman Value Fund Series, Inc.
                           (collectively, the "Funds")


Effective immediately, the following new type of Class I investor is hereby added to the Class I prospectuses of the Funds under the section entitled "How to Buy Fund Shares":

(vi) any investor approved by Seligman Advisors that makes an initial, combined investment of at least $5 million in the Class I shares of two or more Seligman mutual funds.